UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Dividend Income Fund
March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 3.10%
Boeing Company (The)	52,900	$3,092,534
Goodrich Corporation	63,000	2,412,270
Lockheed Martin Corporation	33,300	2,033,298
		7,538,102
Aluminum - 0.69%
Alcoa Incorporated	55,350	1,682,086

Banks - 2.65%
Bank of America Corporation	76,350	3,367,035
Citigroup Inc.	68,421	3,074,840
		6,441,875
Beverages - 1.83%
Diageo plc, ADR	54,850	3,120,965
Molson Coors Brewing Company, Class B	17,200	1,327,324
		4,448,289
Business Equipment and Services - 1.37%
Genuine Parts Company	76,350	3,320,461

Capital Equipment - 3.73%
Caterpillar Inc.	41,650	3,808,476
Deere & Company	78,350	5,259,636
		9,068,112

Chemicals - Petroleum and Inorganic - 1.88%
Dow Chemical Company (The)	44,300	2,208,355
du Pont (E.I.) de Nemours and Company	45,900	2,351,916
		4,560,271
Computers - Peripherals - 3.59%
Microsoft Corporation	199,650	4,824,542
SAP Aktiengesellschaft, ADR	97,600	3,911,808
		8,736,350
Electrical Equipment - 0.66%
Emerson Electric Co.	24,700	1,603,771

Electronic Components - 1.67%
Microchip Technology Incorporated	97,900	2,542,952
Texas Instruments Incorporated	59,300	1,511,557
		4,054,509
Finance Companies - 3.11%
SLM Corporation	151,853	7,568,354

Food and Related - 0.29%
ConAgra Foods, Inc.	26,250	709,275

Health Care - Drugs - 2.99%
Abbott Laboratories	72,050	3,358,971
Pfizer Inc.	148,350	3,897,155
		7,256,126
Health Care - General - 0.98%
Boston Scientific Corporation*	81,600	2,390,064

Hospital Supply and Management - 3.46%
HCA Inc.	41,750	2,236,547
Medtronic, Inc.	89,300	4,549,835
PacifiCare Health Systems, Inc.*	28,600	1,627,912
		8,414,294
Hotels and Gaming - 4.56%
Harrah's Entertainment, Inc.	62,950	4,065,311
Starwood Hotels & Resorts Worldwide, Inc.	117,000	7,023,510
		11,088,821
Household - General Products - 1.95%
Colgate-Palmolive Company	46,650	2,433,731
Procter & Gamble Company (The)	43,700	2,316,100
		4,749,831
Insurance - Property and Casualty - 3.33%
Allstate Corporation (The)	54,500	2,946,270
MGIC Investment Corporation	45,042	2,777,740
St. Paul Companies, Inc. (The)	64,300	2,361,739
		8,085,749
Leisure Time Industry - 0.74%
Carnival Corporation	34,750	1,800,398

Mining - 1.37%
Freeport-McMoRan Copper & Gold Inc., Class B	84,050	3,329,221

Multiple Industry - 4.43%
Bill Barrett Corporation*	42,200	1,220,002
General Electric Company	211,100	7,612,266
Valor Communications Group, Inc.*	133,700	1,934,639
		10,766,907
Non-Residential Construction - 1.24%
Fluor Corporation	54,250	3,007,077

Petroleum - International - 8.81%
Anadarko Petroleum Corporation	75,250	5,726,525
BP p.l.c., ADR	46,300	2,889,120
Burlington Resources Inc.	100,300	5,022,021
Exxon Mobil Corporation	130,300	7,765,880
		21,403,546
Petroleum - Services - 10.23%
BJ Services Company	51,600	2,677,008
Baker Hughes Incorporated	111,750	4,971,758
National-Oilwell, Inc.*	27,700	1,293,590
Patterson-UTI Energy, Inc.	214,350	5,361,965
Schlumberger Limited	72,700	5,123,896
Transocean Inc.*	59,450	3,059,297
Weatherford International Ltd.*	41,000	2,375,540
		24,863,054
Publishing - 1.14%
Knight-Ridder, Inc.	41,350	2,780,787

Railroad - 0.99%
Union Pacific Corporation	34,650	2,415,105

Real Estate Investment Trust - 2.46%
Equity Office Properties Trust	54,300	1,636,059
ProLogis	46,750	1,734,425
Simon Property Group, Inc.	43,100	2,610,998
		5,981,482
Retail - General Merchandise - 1.36%
May Department Stores Company (The)	89,100	3,298,482

Savings and Loans - 0.60%
Capitol Federal Financial	42,250	1,465,019

Security and Commodity Brokers - 6.86%
Chicago Mercantile Exchange Holdings Inc.	17,000	3,298,510
Goldman Sachs Group, Inc. (The)	24,900	2,738,751
Marsh & McLennan Companies, Inc.	109,800	3,340,116
Merrill Lynch & Co., Inc.	44,150	2,498,890
Morgan (J.P.) Chase & Co.	96,682	3,345,197
New York Community Bancorp, Inc.	80,550	1,462,788
		16,684,252
Tobacco - 4.38%
Altria Group, Inc.	106,550	6,967,305
Reynolds American Inc.	45,650	3,678,933
		10,646,238
Trucking and Shipping - 2.25%
United Parcel Service, Inc., Class B	75,050	5,459,137

Utilities - Electric - 1.15%
Dominion Resources, Inc.	37,500	2,791,125

Utilities - Gas and Pipeline - 2.67%
Enbridge Inc.	37,350	1,922,778
Kinder Morgan, Inc.	60,200	4,557,140
		6,479,918
Utilities - Telephone - 3.11%
BellSouth Corporation	93,100	2,447,599
Iowa Telecommunications Services, Inc.	114,050	2,223,975
Vodafone Group Plc, ADR	108,600	2,884,416
		7,555,990

TOTAL COMMON STOCKS - 95.63%		$232,444,078

(Cost: $207,341,987)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Cosmetics and Toiletries - 3.14%
Gillette Company (The),
2.81%, 4-1-05	$7,625	7,625,000

Retail - General Merchandise - 1.23%
Wal-Mart Stores, Inc.,
2.75%, 4-4-05	3,000	2,999,312

TOTAL SHORT-TERM SECURITIES - 4.37%		$10,624,312

(Cost: $10,624,312)

TOTAL INVESTMENT SECURITIES - 100.00%		$243,068,390

(Cost: $217,966,299)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.

The Investments of Advisors Value Fund
March 31, 2005
COMMON STOCKS	Shares	Value

Aircraft - 2.29%
Lockheed Martin Corporation	223,600	$13,653,016

Aluminum - 0.64%
Alcoa Incorporated	124,600	3,786,594

Banks - 10.37%
Bank of America Corporation	465,570	20,531,637
Citigroup Inc.	386,400	17,364,816
Mellon Financial Corporation	411,000	11,729,940
Wachovia Corporation	96,800	4,928,088
Wells Fargo & Company	120,600	7,211,880
		61,766,361
Beverages - 1.93%
Diageo plc, ADR	95,000	5,405,500
Molson Coors Brewing Company, Class B	79,200	6,111,864
		11,517,364
Broadcasting - 1.72%
Viacom Inc., Class B	294,200	10,246,986

Business Equipment and Services - 2.88%
ARAMARK Corporation, Class B	334,400	8,788,032
Waste Management, Inc.	290,200	8,372,270
		17,160,302
Capital Equipment - 1.37%
Illinois Tool Works Inc.	91,200	8,165,136

Chemicals - Petroleum and Inorganic - 1.92%
Dow Chemical Company (The)	114,600	5,712,810
du Pont (E.I.) de Nemours and Company	111,900	5,733,756
		11,446,566
Chemicals - Specialty - 0.53%
Air Products and Chemicals, Inc.	50,300	3,183,487

Communications Equipment - 1.03%
Cisco Systems, Inc.*	342,500	6,135,887

Computers - Main and Mini - 0.84%
International Business Machines Corporation	54,500	4,980,210

Computers - Peripherals - 4.79%
Amdocs Limited*	204,900	5,819,160
Lexmark International, Inc.*	74,800	5,981,756
Microsoft Corporation	304,900	7,367,908
Oracle Corporation*	749,500	9,350,013
		28,518,837
Cosmetics and Toiletries - 0.85%
NBTY, Inc.*	202,600	5,083,234

Electronic Components - 0.68%
Texas Instruments Incorporated	158,100	4,029,969

Finance Companies - 5.26%
Fannie Mae	219,700	11,962,665
Freddie Mac	306,100	19,345,520
		31,308,185
Food and Related - 1.03%
J.M. Smucker Company (The)	121,300	6,101,390

Forest and Paper Products - 0.50%
International Paper Company	80,900	2,976,311

Furniture and Furnishings - 2.30%
Masco Corporation	395,100	13,698,117

Health Care - Drugs - 1.15%
Shire Pharmaceuticals Group plc, ADR	200,000	6,872,000

Health Care - General - 2.89%
Da Vita Inc. (A)*	168,300	7,043,355
Renal Care Group, Inc.*	162,100	6,150,074
Wyeth	94,500	3,986,010
		17,179,439
Hospital Supply and Management - 2.35%
PacifiCare Health Systems, Inc.*	245,400	13,968,168

Insurance - Property and Casualty - 5.54%
Allstate Corporation (The)	233,500	12,623,010
Assurant, Inc.	282,300	9,513,510
St. Paul Companies, Inc. (The)	294,883	10,831,053
		32,967,573
Leisure Time Industry - 1.98%
Brunswick Corporation (A)	119,200	5,584,520
Cendant Corporation	301,600	6,194,864
		11,779,384
Motion Pictures - 1.99%
News Corporation Limited, Class A	476,300	8,058,996
Time Warner Inc.*	214,800	3,769,740
		11,828,736
Multiple Industry - 4.25%
General Electric Company	701,800	25,306,908

Petroleum - International - 12.47%
ChevronTexaco Corporation	357,300	20,834,163
ConocoPhillips (A)	83,800	9,036,992
Devon Energy Corporation	228,800	10,925,200
Exxon Mobil Corporation	561,400	33,459,440
		74,255,795
Publishing - 0.53%
Gannett Co., Inc.	39,700	3,139,476

Railroad - 1.17%
Union Pacific Corporation	100,100	6,976,970

Retail - General Merchandise - 1.95%
Dollar General Corporation	258,300	5,659,353
Family Dollar Stores, Inc.	195,100	5,923,236
		11,582,589
Security and Commodity Brokers - 8.12%
Marsh & McLennan Companies, Inc. (A)	165,300	5,028,426
Merrill Lynch & Co., Inc.	54,100	3,062,060
Morgan (J.P.) Chase & Co.	512,456	17,730,978
Morgan Stanley	193,800	11,095,050
Prudential Financial, Inc. (A)	199,100	11,428,340
		48,344,854
Tobacco - 2.11%
Altria Group, Inc. (A)	192,500	12,587,575

Utilities - Electric - 2.91%
Dominion Resources, Inc.	103,000	7,666,290
PPL Corporation	179,200	9,675,008
		17,341,298
Utilities - Gas and Pipeline - 1.98%
Enbridge Inc.	96,300	4,957,524
Kinder Morgan, Inc. (A)	89,900	6,805,430
		11,762,954
Utilities - Telephone - 5.58%
Iowa Telecommunications Services, Inc.	360,400	7,027,800
SBC Communications Inc.	224,000	5,306,560
Sprint Corporation	367,500	8,360,625
Verizon Communications Inc.	186,700	6,627,850
Vodafone Group Plc, ADR	222,300	5,904,288
		33,227,123

TOTAL COMMON STOCKS - 97.90%		$582,878,794

(Cost: $504,418,324)

PREFERRED STOCK - 0.20%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	13	$1,215,001
(Cost: $1,300,000)

SHORT-TERM SECURITIES	Principle Amount in Thousands

Commercial Paper
Cosmetics and Toiletries - 1.34%
Gillette Company (The),
2.81%, 4-1-05	$7,965	7,965,000

Utilities - Telephone - 0.33%
SBC Communications Inc.,
2.68%, 4-5-05	2,000	1,999,404

Total Commercial Paper - 1.67%		9,964,404

Municipal Obligation - 0.23%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Assocation),
2.9%, 4-1-05	1,355	1,355,000

TOTAL SHORT-TERM SECURITIES - 1.90%		$11,319,404

(Cost: $11,319,404)

TOTAL INVESTMENT SECURITIES - 100.00%		$595,413,199

(Cost: $517,037,728)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities serve as cover for the following written call options outstanding at March 31, 2005:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Altria Group, Inc.	452	May/70	$31,029	$31,640
Brunswick Corporation	596	April/50	44,700	7,688
ConocoPhillips	274	May/120	38,907	18,906
Da Vita Inc.	307	April/45	17,922	1,535
Kinder Morgan, Inc.	899	June/80	84,506	96,103
Prudential Financial, Inc.	522	April/60	40,715	7,830

			$257,779	$163,702

In addition to the above written call options, the following written put option was outstanding as of March 31, 2005:
Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Marsh & McLennan Companies, Inc.	592	Apr/30	$72,222	$32,560

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date May 31, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date May 31, 2005